STOCK-BASED COMPENSATION - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Aug. 09, 2024 $ / shares shares	Mar. 01, 2024 $ / shares shares	May 22, 2023 $ / shares shares	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2023 CNY (¥)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)
STOCK-BASED COMPENSATION
Number of options granted	390,000	20,000	38,000
Exercise price (USD) | $ / shares	$ 2.71	$ 2.15	$ 6.79
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term				7 years 1 month 2 days	7 years 1 month 2 days	3 months 7 days
Treasury stock shares awarded				5,537	5,537
Share-based compensation expense				¥ 23,105	$ 3,252	¥ 5,223	¥ 1,163
Aggregate intrinsic value | $								$ 0	$ 18	$ 0
2005 Performance Equity Plan | Tranche 5 | After Adjustment Awards
STOCK-BASED COMPENSATION
Exercise price (USD) | $ / shares					$ 15.85
2005 Performance Equity Plan | Tranche 9 | After Adjustment Awards
STOCK-BASED COMPENSATION
Exercise price (USD) | $ / shares					$ 2.15
Restricted Stock
STOCK-BASED COMPENSATION
Number of options granted				1,498,405	1,498,405	240,000
Share-based compensation expense | ¥				¥ 23,110		¥ 4,930
2014 Performance Equity Plan
STOCK-BASED COMPENSATION
Share-based compensation arrangement by share-based payment award, number of shares available for grant				100,000		187,000		100,000	187,000
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options | ¥				¥ 0		¥ 0
2021 Performance Equity Plan
STOCK-BASED COMPENSATION
Share-based compensation arrangement by share-based payment award, number of shares available for grant				436,000		56,000		436,000	56,000
Share-based Payment Arrangement, Option | Employees
STOCK-BASED COMPENSATION
Share-based compensation expense | ¥				¥ 23,110		¥ 300
Minimum
STOCK-BASED COMPENSATION
Share based compensation arrangement by share based payment award expiration period				5 years	5 years
Share-based compensation arrangement by share-based payment award, award vesting period				1 year	1 year
Minimum | After Adjustment Awards
STOCK-BASED COMPENSATION
Share based compensation arrangement by share based payment award expiration period				5 years	5 years
Share-based compensation arrangement by share-based payment award, award vesting period				1 year	1 year
Maximum
STOCK-BASED COMPENSATION
Share based compensation arrangement by share based payment award expiration period				10 years	10 years
Share-based compensation arrangement by share-based payment award, award vesting period				5 years	5 years
Maximum | After Adjustment Awards
STOCK-BASED COMPENSATION
Share based compensation arrangement by share based payment award expiration period				10 years	10 years
Share-based compensation arrangement by share-based payment award, award vesting period				10 years	10 years